CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY
Accounts receivable, allowance for doubtful accounts	$ 60,000	404,711	26,834
Accounts payable, consolidated VIEs	11,460,156	69,376,348	54,947,197	29,038,215	19,753,814
Other taxes payable, consolidated VIEs	204,644	1,238,852	4,148,647	521,977	1,487,795
Advances from customers, consolidated VIEs	3,121,405	18,896,049	17,878,053	8,550,844	7,119,429
Amounts due to related parties, consolidated VIEs	792,863	4,799,753	0	7,886,222
Deferred revenue, consolidated VIEs	3,322,473	20,113,256	20,255,327	9,566,329	12,827,945
Refund of game points, consolidated VIEs	28,081,782	169,998,682	169,998,682	169,998,682	169,998,682
Other payables and accruals, consolidated VIEs	7,544,062	45,669,488	50,484,656	22,798,639	22,014,045
Long-term accounts payables, consolidated VIEs	3,487,209	21,110,517	39,912,925
Deferred tax liabilities, non-current , consolidated VIEs	$ 882,611	5,343,060	5,508,341
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	23,146,859	23,146,859	24,484,634
Ordinary shares, shares outstanding	23,146,859	23,146,859	24,484,634